Capital and Funding - Summary of Financial Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [Abstract]
Secured liabilities	€ 1	€ 2